Average Annual Total Returns - Carillon Reams Core Bond Fund	Mar. 01, 2021
BloombergBarclaysUSAggregateBondIndexreflectsnodeductionforfeesexpensesortaxes [Member]
Average Annual Return:
1 Year	7.51%
5 Years	4.44%
10 Years	3.84%
Class A
Average Annual Return:
1 Year	10.70%
5 Years
10 Years
Since Inception	6.12%
Inception Date	Nov. 20, 2017
Class A | BloombergBarclaysUSAggregateBondIndexreflectsnodeductionforfeesexpensesortaxes [Member]
Average Annual Return:
Since Inception	5.27%
Inception Date	Nov. 20, 2017
Class C
Average Annual Return:
1 Year	14.08%
5 Years
10 Years
Since Inception	6.62%
Inception Date	Nov. 20, 2017
Class C | BloombergBarclaysUSAggregateBondIndexreflectsnodeductionforfeesexpensesortaxes [Member]
Average Annual Return:
Since Inception	5.27%
Inception Date	Nov. 20, 2017
Class I
Average Annual Return:
1 Year	15.39%
5 Years	5.95%
10 Years	4.58%
Since Inception
Inception Date	Feb. 23, 2001
Class I | After Taxes on Distributions
Average Annual Return:
1 Year	13.93%
5 Years	4.61%
10 Years	3.40%
Since Inception
Inception Date	Feb. 23, 2001
Class I | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	9.10%
5 Years	3.98%
10 Years	3.05%
Since Inception
Inception Date	Feb. 23, 2001
Class R-3
Average Annual Return:
1 Year	14.65%
5 Years
10 Years
Since Inception	7.15%
Inception Date	Nov. 20, 2017
Class R-3 | BloombergBarclaysUSAggregateBondIndexreflectsnodeductionforfeesexpensesortaxes [Member]
Average Annual Return:
Since Inception	5.27%
Inception Date	Nov. 20, 2017
Class R-5
Average Annual Return:
1 Year	15.17%
5 Years
10 Years
Since Inception	7.73%
Inception Date	Nov. 20, 2017
Class R-5 | BloombergBarclaysUSAggregateBondIndexreflectsnodeductionforfeesexpensesortaxes [Member]
Average Annual Return:
Since Inception	5.27%
Inception Date	Nov. 20, 2017
Class R-6
Average Annual Return:
1 Year	15.47%
5 Years
10 Years
Since Inception	7.87%
Inception Date	Nov. 20, 2017
Class R-6 | BloombergBarclaysUSAggregateBondIndexreflectsnodeductionforfeesexpensesortaxes [Member]
Average Annual Return:
Since Inception	5.27%
Inception Date	Nov. 20, 2017
Class Y
Average Annual Return:
1 Year	14.89%
5 Years	5.53%
10 Years
Since Inception	4.20%
Inception Date	Apr. 21, 2011
Class Y | BloombergBarclaysUSAggregateBondIndexreflectsnodeductionforfeesexpensesortaxes [Member]
Average Annual Return:
Since Inception	3.85%
Inception Date	Apr. 21, 2011